Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Financial Information by Segment

Year ended December 31, 2021	Containership Leasing	Mobile Power Generation	Elimination and Other	Total
Revenue	$1,460.4	$186.2	$—	$1,646.6
Operating expense	289.3	50.3	—	339.6
Depreciation and amortization expense	307.9	58.8	—	366.7
General and administrative expense	49.9	37.1	3.6	90.6
Indemnity claim (income) under acquisition agreement	—	(42.4)	—	(42.4)
Operating lease expense	143.0	3.3	—	146.3
Gain on sale	(15.9)	(0.5)	—	(16.4)
Interest income	(0.3)	(2.8)	—	(3.1)
Interest expense	178.8	20.2	(1.9)	197.1
Income tax expense	0.8	32.2	—	33.0

Year ended December 31, 2020	Containership Leasing	Mobile Power Generation	Elimination and Other	Total
Revenue	$1,222.8	$198.3	$—	$1,421.1
Operating expense	243.4	31.2	—	274.6
Depreciation and amortization expense	288.1	65.8	—	353.9
General and administrative expense	36.6	36.9	(8.1)	65.4
Operating lease expense	147.3	3.2	—	150.5
Loss on sale	—	0.2	—	0.2
Goodwill impairment	—	117.9	—	117.9
Interest income	(1.4)	(3.6)	—	(5.0)
Interest expense	176.0	19.5	(3.9)	191.6
Income tax expense	1.0	15.6	—	16.6
4.    Segment reporting (continued):

	Year ended December 31, 2021	Year ended December 31, 2020
Containership leasing adjusted EBITDA	$978.4	$795.5
Mobile power generation adjusted EBITDA(1)	136.4	127.0
Total segment adjusted EBITDA	1,114.8	922.5
Eliminations and other	(1.4)	(1.3)
Depreciation and amortization expense	366.7	353.9
Interest income	(3.1)	(5.0)
Interest expense	197.1	191.6
(Gain) Loss on derivative instruments	(14.1)	35.5
Loss on debt extinguishment	127.0	—
Other expenses	6.5	8.6
Loss (Gain) on contingent consideration asset	5.1	(6.8)
Loss on foreign currency repatriation	13.9	18.7
(Gain) Loss on sale	(16.4)	0.2
Goodwill impairment	—	117.9
Consolidated net earnings before taxes	$433.5	$209.2
(1)The calculation of adjusted EBITDA does not include the Indemnity claim under acquisition agreement as an adjustment for the mobile power generation segment. Although the revenue reported for this segment is lower due to an injunction at one of the sites, the losses are recoverable through an indemnification agreement (note 3).

Total Assets	December 31, 2021	December 31, 2020
Containership Leasing	$9,777.6	$8,475.4
Mobile Power Generation	842.7	829.9
Elimination and Other	(50.7)	(16.2)
Total	$10,569.6	$9,289.1

Capital expenditures by segment	Year ended December 31, 2021	Year ended December 31, 2020
Containership leasing	$1,679.4	$848.1
Mobile power generation	29.9	17.6